Schedule of future minimum payments for contractual obligations (Details) $ in Thousands	Jun. 30, 2025 CAD ($)
IfrsStatementLineItems [Line Items]
Purchase obligations	$ 10,279
Later than one year [member]
IfrsStatementLineItems [Line Items]
Purchase obligations	10,279
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Purchase obligations
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Purchase obligations
Later than five years [member]
IfrsStatementLineItems [Line Items]
Purchase obligations